ESTIMATION OF FAIR VALUE - Transfers between level 1, level 2 and level 3 of the fair value hierarchy (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 0
Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	0
Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 0
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 99
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Securities issued or secured by Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		99
Financial assets measured at fair value through other comprehensive income, category [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		1,318,769
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 1,318,769